CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenues		$ 1,675	$ 930	$ 1,040
Cost of revenues		909	767	574
Gross profit		766	163	466
Operating expenses (income):
Research and development, net		20,792	21,125	17,287
Sales and marketing		3,933	2,738	2,672
General and administrative		6,482	7,253	5,321
Other income		(3,500)	0	0
Total operating expenses, net		27,707	31,116	25,280
Operating loss		(26,941)	(30,953)	(24,814)
Financing income		516	1,935	1,591
Financing expenses		(3,329)	(1,414)	(2,951)
Financing income (expenses), net		(2,813)	521	(1,360)
Loss before taxes on income		(29,754)	(30,432)	(26,174)
Taxes on income		90	13	32
Loss		(29,844)	(30,445)	(26,206)
Attributable to:
Equity holders of the Company		(26,638)	(27,793)	(23,374)
Non-controlling interests		(3,206)	(2,652)	(2,832)
Loss		$ (29,844)	$ (30,445)	$ (26,206)
Basic loss per share, attributable to equity holders of the Company		$ (0.65)	$ (0.69)	$ (0.83)
Diluted loss per share, attributable to equity holders of the Company		$ (0.65)	$ (0.69)	$ (0.83)
Weighted average number of shares used in computing basic loss per share	[1]	41,210,184	40,433,303	28,158,779
Weighted average number of shares used in computing diluted loss per share		41,210,184	40,433,303	28,158,779

[1]	To compute diluted loss per share, potential ordinary shares have not been taken into account due to their anti-dilutive effect: 4,081,524 options to employees under share-based payment plans